Commitments and Contingent Liabilities - Summary of Long-term Finance Lease Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	€ 206	€ 220
Finance Cost	75	77
Present value	131	143
Within 1 year [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	20	24
Finance Cost	9	15
Present value	11	9
Later than 1 year but not later than 5 years [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	68	69
Finance Cost	23	28
Present value	45	41
Later than 5 years [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	118	127
Finance Cost	43	34
Present value	75	93
Buildings [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	195	202
Finance Cost	75	75
Present value	120	127
Plant and machinery [Member]
Disclosure of Finance Lease by Lessee [Line Items]
Future minimum lease payments	11	18
Finance Cost	0	2
Present value	€ 11	€ 16